OTHER ASSETS - THIRD PARTIES	12 Months Ended
Dec. 31, 2016
OTHER ASSETS [Abstract]
OTHER ASSETS
19.	OTHER ASSETS – THIRD PARTIES

Other assets consisted of the following:

	As of December 31,
	2015	2016
	RMB	RMB
Prepayment for warranty insurance premium	87,195,213	103,714,696
Prepayments for purchase of property, plant and equipment	71,631,287	491,201,438
Deferred charges	59,874,717	22,863,614
Others	9,000,000	-
Total	227,701,217	617,779,748